Warrants (Tables)	12 Months Ended
Dec. 31, 2023
Warrants
Schedule of components of warrants

in € thousand	12/31/2023	12/31/2022
Reorganization Warrants	2,854	1,811
RDO & 2022 PIPE Warrants	29,590	24,456
May 2023 Warrants	170,505	—
2023 PIPE Warrants	2,064	—
Warrants	205,013	26,267

Schedule of movements of warrants liabilities

in € thousand	2023	2022
At January 1	26,267	21,405
Initial recognition of RDO & 2022 PIPE Warrants	—	34,550
Initial recognition of 2023 PIPE Warrants	4,552	—
Initial recognition of May 2023 Warrants	(82,829)	—
Settlement of Initial Funding Amount on May 2023 Warrants	91,811	—
Settlement of Additional Funding Amount on May 2023 Warrants	67,416	—
Exercise of May 2023 Warrants	(25,593)	—
Foreign currency translation	(3,510)	508
Fair value changes to profit or loss	126,899	(30,196)
At December 31	205,013	26,267

Schedule of sensitivity analysis for the May 2023 Warrants at initial recognition

	Absolute shift	Fair value	Effect on
in € thousand	in base volatility	of warrants	initial fair value
Base	—	(4,552)	—
Up	10%	(5,089)	(537)
Down	(10)%	(3,998)	554